UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 61.61%

Aircraft Parts & Auxiliary Equipment - 1.66%
1,900	Spirit Aerosystems Holdings, Inc. *	$ 37,734

Blank Checks - 1.40%
2,700	MVC Capital, Inc.	31,860

Bottled & Canned Soft Drinks Carbonated Waters - 2.37%
1,400	Hansen Natural Corp. *	53,760

Cookies & Crackers - 1.41%
800	J&J Snack Food Corp.	31,968

Crude Petroleum & Natural Gas - 2.05%
800	Royal Dutch Shell Plc - B	46,504

Deep Sea Foreign Transportation - 1.21%
1,300	Diana Shipping, Inc. *	18,824
1,400	Excel Maritime Carriers Ltd. *	8,624
		27,448
Fats & Oils - 1.01%
3,270	Harbinger Group, Inc. *	22,955

Fire, Marine & Casualty Insurance - 7.54%
600	Ace Ltd.	30,240
125	Fairfax Financial Holdings Ltd. *	48,745
1,300	Safety Insurance Group	47,099
900	Travelers Companies, Inc.	44,874
		170,958
Hospital & Medical Service Plans - 3.08%
1,900	Wellcare Health Plans *	69,844

Industrial Instruments For Measurement, Display & Control - 1.56%
2,000	Cognex Corp.	35,420

Investment Advise - 5.91%
500	Franklin Resources, Inc.	52,675
2,700	Legg Mason, Inc.	81,432
		134,107
Meat Packing Plants - 2.67%
45	Seaboard Corp.	60,705

Miscellaneous Manufacturing Industries - 4.77%
2,700	Ceradyne, Inc. *	51,894
2,500	Hillenbrand, Inc.	47,100
600	Oil-Dri Corp. of America	9,300
		108,294
Petroleum Refining - 6.59%
1,100	Conoco Phillips	56,177
1,600	Marathon Oil Corp.	49,952
2,600	Valero Energy Corp.	43,550
		149,679
Primary Production of Aluminum - 1.28%
700	Kaiser Aluminum Corp.	29,134

Rolling Drawing & Extruding of Nonferrous Metals - 1.66%
1,500	RTI International Metals, Inc. *	37,755

Search, Detection, Navigation, Guidance, Aeronautical - 1.62%
1,200	Garmin Ltd.	36,840

Security Brokers, Dealers & Flotation Companies - 1.28%
3,000	JMP Group, Inc.	29,160

Services-Advertising Agencies - 1.20%
2,700	Value Click, Inc. *	27,324

Services-Amusement & Recreation Services - 1.80%
10,800	Dover Downs Gaming & Entertainment, Inc.	40,824

Services-Commercial Physical & Biological Research - 1.65%
1,600	Pharmaceutical Product Development, Inc.	37,504

Services-Equipment Rental & Leasing, NEC - 5.32%
8,800	Genesis Lease Ltd. *	78,584
123	Wesco Financial Corp.	42,189
		120,773
State Commercial Banks - 0.85%
1,400	Glacier Bancorp, Inc.	19,208

Telephone Communications (No Radio Telephone) - 0.44%
300	Verizon Communications, Inc.	9,939

Water Transportation - 1.28%
600	Tidewater, Inc.	28,770

TOTAL FOR COMMON STOCKS (Cost $1,152,069) - 61.61%		$ 1,398,467

EXCHANGE TRADED FUNDS - 2.73%
400	iShares MSCI Korea	19,056
1,600	iShares MSCI Taiwan Index Fund	20,752
1,000	Powershares India Fund	22,070

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $53,824) - 2.73%		$ 61,878

REAL ESTATE INVESTMENT TRUST - 0.45%
700	Franklin Street Property Corp.	10,227

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $8,724) - 0.45%		$ 10,227

SENIOR NOTES - 4.88%
3,000	CBS Corporation 6.75%, 3/27/2056	63,270
2,550	Pulte Homes 7.375%, 06/01/2046	47,558

TOTAL FOR SENIOR NOTES (Cost $81,050) - 4.88%		$ 110,828

PREFERRED STOCK - 10.38%
600	Chesapeake Energy Corporation 4.50%, 12/31/2049	50,550
300	Freeport McMoran Copper & Gold 6.75%, 5/10/2010	34,503
3,400	Goldman Sachs 2010 Preferred C 4.00%, 10/31/2010	78,438
2,000	Odyssey RE Holdings Float Preferred C 4.3925%, 10/20/2010	48,240
953	Odyssey RE Holdings Preferred A 8.125%, 10/20/2010	23,873

TOTAL PREFERRED STOCK (Cost $179,025) - 10.38%		$ 235,604

SHORT TERM INVESTMENTS - 19.99%
203,662	Fidelity Institutional Money Market Portfolio 0.30% ** (Cost $203,662)	203,662
250,000	Huntington Conservative Deposit Account 1.10% ** (Cost $250,000)	250,000
		453,662

TOTAL INVESTMENTS (Cost $1,928,354) - 100.04%		$ 2,270,666

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(890)

NET ASSETS - 100.00%		$ 2,269,776

* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at December 31, 2009.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS
At December 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,928,354 amounted to $342,312, which consisted of aggregate gross unrealized appreciation of $420,609 and aggregate gross unrealized depreciation of $78,297.

2. SECURTIY VALUATIONS

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed after holding them for one year or less.  During the six months ended September 30, 2009, there were no proceeds from redemption fees.

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,398,467	$0	$0	$1,398,467
Real Estate Investment Trust	$10,227			$10,227
Exchange Traded Funds	$61,878	$0	$0	$61,878
Senior Notes	$110,828	$0	$0	$110,828
Preffered Stocks	$235,604			$235,604
Cash Equivalents	$453,662	$0	$0	$453,662
Total	$2,270,666	$0	$0	$2,270,666

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date February 26, 2010